Finance Income (Tables)	12 Months Ended
Dec. 31, 2017
Finance Income [Abstract]
Components of finance income
	Year ended December 31,
	2017	2016	2015
	USD
Finance expenses:

Bank commissions	$28	$27	$20
Net change in fair value warrants exercisable into shares			113
Financial expenses from defined benefit plans	-	12	-
Net loss from exchange rate fluctuations	588	16	-
Other loss from long-term investment revaluation	5	-	-

	621	55	133
Finance income:

Interest income on bank deposits	(69)	(89)	(22)
Net gain from exchange rate fluctuations	-	-	(84)
Net change in fair value warrants exercisable into shares	(564)	(285)	-

	$(633)	$(374)	$(106)